Accrued Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities
Accrued payroll	$ 969,000	$ 1,109,000
Accrued interest	12,473,000	10,543,000
Accrued expenses	19,452,000	24,465,000
Total	32,894,000	36,117,000
Accrued realized losses on cash flow interest rate swaps	15,200,000	18,500,000
Other accruals	$ 4,300,000	$ 6,000,000